UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital World Growth and Income Fund

[photo of two leather suitcases]

Semi-annual report for the six months ended May 31, 2008

Capital World Growth and Income FundSM seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–10.61%	15.84%	10.65%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.73%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2008, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.90% (2.86% without the fee waiver).

Results for other share classes can be found on page 6.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo of two leather suitcases]
Global stock markets experienced high levels of volatility and widespread weakness during the first half of the current fiscal year. As a result, Capital World Growth and Income Fund recorded a decline of 2.5% on a total return basis for the six months ended May 31, 2008. As well, the fund’s primary benchmark, the MSCI World Index, fell 3.7%, while its peer group measure, the Lipper Global Funds Index, dropped 4.0%.

The fund’s total return includes changes in its share price as well as distributions paid to shareholders. During the period, shareholders received quarterly dividends totaling 50 cents a share, representing an income return of 1.06%, or 2.12% if annualized. Additionally, the fund paid a capital gain of approximately $3.34 a share in December 2007. After adjusting for these distributions, the fund nonetheless recorded a negative total return for this fiscal period owing to a larger decline in the fund’s share price. Results for longer time periods are shown in the table below.

[Begin Sidebar]
Results at a glance
For periods ended May 31, 2008, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 3/26/93)

Capital World Growth and
Income Fund (Class A shares)	3.8%	19.9%	12.2%	14.3%
MSCI World Index*	–3.2	14.8	5.8	9.4
Lipper Global Funds Index†	–3.5	14.7	6.0	9.2

*The MSCI World Index is a market capitalization index that is designed to measure global developed-market equity results. The index consists of 23 developed-country indexes, including the United States. The index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect the effect of sales charges, commissions, expenses or taxes.

†Lipper Global Funds Index is an equally weighted index of 30 funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

[End Sidebar]

A look at global markets

During the first few months of the fiscal year, global stock markets fell sharply as investors grew increasingly worried about deteriorating credit conditions, slumping housing markets, weakening economic prospects and rising commodity prices. In major markets, the financial sectors bore the brunt of these concerns. Though many stock indexes rebounded in April and May, positive results were the exception, not the norm, for this six-month stretch. Subsequent to the fiscal period, global markets suffered further declines, with the MSCI World Index recording the worst June results in its history.

In the United States, the Federal Reserve responded to credit market concerns and bank losses by slashing short-term interest rates and expanding its lending facilities. Congress authorized rebates to low- and middle-income taxpayers in an effort to stimulate economic growth. Nonetheless, rising food and energy prices continued to weigh heavily on consumers, and ongoing worries about financial companies derailed the market’s rebound in June. U.S. stocks recorded a decline of 3.9%* for the six-month period and accounted for 20.0% of the fund’s holdings.

*Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of dividends.

Stock markets throughout Europe were mainly lower, despite generally favorable economic conditions, as problems in the U.S. weighed on investor sentiment. In several instances, European banks were bruised by losses on U.S. mortgage-related investments. Weaker housing markets in Ireland, Spain and the United Kingdom also dampened investor enthusiasm. In most cases, however, market declines were blunted by a strengthening of the euro and other local currencies against the U.S. dollar. The United Kingdom was an exception, as the British pound weakened over the period. The result was a mixed bag of mostly negative returns, with only six of the major markets besting U.S. results: Austria (+4.4%), Denmark (+6.2%), France (–3.0%), the Netherlands (–1.7%), Norway (+11.2%) and Sweden (+1.0%). Altogether, Europe accounts for the fund’s largest exposure at 47.4% of holdings, which includes both developed and developing markets within the region.

Markets in the Asia/Pacific region were pulled lower by declines in Hong Kong (–12.6%), Japan
(–2.6%) and South Korea (–9.5%). Much of the weakness came from large, export-oriented stocks whose prospects were dimmed by slowing demand from overseas customers. One exception to this trend was Taiwan, which gained 4.8%.

A handful of other markets also recorded positive returns, bolstered by economies that benefited from rising commodity prices. These included Brazil (+25.8%), Canada (+11.4%) and Russia (+10.3%). In Australia, however, strong commodity exports could not overcome worries about inflation and credit market problems, and its market declined 5.0%.

Where the fund’s assets were invested*

[begin pie chart]
Percent of net assets by region as of May 31, 2008

The Americas	25.4%
Asia/Pacific	17.6%
Bonds, short-term securities & other assets less liabilities	8.9%
Europe	47.4%
Other	0.7%
[end pie chart]

	Capital World Growth and Income Fund	MSCI World Index†

Europe	47.4%	33.3%
Germany	9.4	4.4
France	8.8	5.2
United Kingdom	6.8	10.4
Switzerland	4.1	3.3
Netherlands	3.1	1.3
Spain	2.6	2.1
Italy	2.5	1.8
Sweden	1.9	1.2
Finland	1.2	.8
Norway	1.1	.6
Greece	1.1	.3
Russia	1.1	—
Denmark	1.0	.5
Ireland	.6	.3
Belgium	.6	.6
Austria	.6	.3
Other Europe	.9	.2

The Americas	25.4	51.6
United States	20.0	47.0
Brazil	3.6	—
Canada	1.0	4.6
Mexico	.8	—

Asia/Pacific	17.6	15.1
Taiwan	3.9	—
Australia	2.8	3.2
Japan	2.7	10.1
South Korea	1.9	—
Singapore	1.9	.6
Hong Kong	1.7	1.1
India	.6	—
Other Asia/Pacific	2.1	.1

Other	.7	—

Bonds, short-term securities &
other assets less liabilities	8.9	—

*Percent of net assets by country as of May 31, 2008.
†The MSCI World Index is weighted by market capitalization.

A portfolio of ideas

The portfolio of Capital World Growth and Income Fund has been built company by company, one stock at a time. Altogether, it represents the best investment ideas of the various portfolio counselors who each manage a portion of the fund, as well as dozens of analysts who search the world over to uncover attractive investment prospects for our shareholders. The result is a global stock portfolio that does not conform to any index — only to the fund’s objectives and the convictions of its managers. Over time, these ideas have produced results that have regularly exceeded the MSCI World Index and the fund’s Lipper peer group.

While we are proud of the fund’s long-term track record, we recognize that over short time periods not all of our ideas deliver the results we anticipate. The recent six months was no exception. Financial stocks, which constitute the fund’s largest sector exposure, were particularly hard hit during the period and helped drag down results. So, too, were telecommunication services stocks, the second-largest sector weighting in the portfolio. Yet not every stock within these sectors did poorly. Moreover, our investment selections are based on a fundamental analysis of each company’s long-term prospects. We seek companies whose stocks are priced below their intrinsic value, in our estimation. Such ‘value stocks’ often face difficult short-term conditions, yet are capable of delivering attractive returns longer term as markets normalize and recognize the inherent worth of these companies.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2008)

		Percent of	Six-month
Company	Country	net assets	return

E.ON	Germany	2.1%	4.1%
Banco Santander	Spain	1.8	–3.0
Bayer	Germany	1.7	7.3
Microsoft	United States	1.6	–15.7
Royal Dutch Shell	United Kingdom	1.4	4.5
Taiwan Semiconductor Mfg.	Taiwan	1.4	15.0
Roche	Switzerland	1.4	–9.7
RWE	Germany	1.3	–5.6
Koninklijke KPN	Netherlands	1.2	–1.2
Eni	Italy	1.2	13.9
[End Sidebar]

The fund’s largest holdings (see table below) represent some of our highest conviction ideas. The returns on these stocks reflect recent market trends, as well as some disparities within sectors. The materials and energy sectors generally produced good results, as evidenced by returns for Bayer, Royal Dutch Shell and Eni. The weakness in financials and telecommunication services were reflected in returns for Banco Santander and Koninklijke KPN. Yet there were also differences within sectors: E.ON and RWE are both German utilities, yet their results were quite different. Similarly, Microsoft and Taiwan Semiconductor — both information technology companies — produced divergent results. Importantly, most of these stocks are long-term holdings that have produced sizeable gains for the fund in prior reporting periods. Despite recent price weaknesses, we believe these holdings should reward patient investors with renewed gains over the long term.

Looking ahead

Since 2003, global stock markets had benefited from thriving economies in developing countries and reviving economies in developed markets. More recently, however, ongoing problems in the financial sector and in housing markets have depressed stock markets around the world. Additionally, record prices for oil and agricultural commodities have kindled fears of inflation, dimming prospects for a speedy recovery.

We believe these conditions warrant even greater attention to careful stock selection. The double-digit returns that the fund has enjoyed for the past several years will be difficult to achieve over the near term if current conditions prevail. Yet past experience has taught us that extremes of market sentiment — excessive optimism and, more recently, pervasive pessimism — afford attractive opportunities to sell and buy stocks. Mistakes are inevitable when trying to forecast future market trends. That is why we concentrate exclusively on fundamental research and the discipline of determining intrinsic value for the stocks we buy.

As always, we appreciate your confidence in our investment process, and we look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Stephen E. Bepler

Stephen E. Bepler
President
July 8, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2008
(the most recent calendar quarter-end):

			Life
	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–10.18%	16.08%	9.16%
Not reflecting CDSC	–5.90	16.30	9.16

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–6.82	16.25	10.72
Not reflecting CDSC	–5.96	16.25	10.72

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–5.19	17.16	11.60

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–10.68	15.76	12.88
Not reflecting maximum sales charge	–5.23	17.14	13.93

Class 529-B shares† — first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–10.29	15.92	13.26
Not reflecting CDSC	–6.00	16.14	13.26

Class 529-C shares† — first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–6.87	16.15	13.26
Not reflecting CDSC	–6.01	16.15	13.26

Class 529-E shares*† — first sold 3/4/02	–5.53	16.75	13.08

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–5.05	17.24	17.52

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, May 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Financials	18.58%
Telecommunication services	9.67
Energy	9.34
Materials	8.84
Consumer discretionary	8.69
Other industries	35.35
Convertible securities and preferred stocks	0.66
Bonds & notes	0.24
Short-term securities & other assets less liabilities	8.63
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	30.6%
United States	20.0
United Kingdom	6.8
Switzerland	4.1
Taiwan	3.9
Brazil	3.6
Australia	2.8
Japan	2.7
South Korea	1.9
Other countries	14.7
Bonds, short-term securities & other assets less liabilities	8.9

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks - 90.44%	Shares	Market value (000)	Percent of net assets

Financials - 18.58%
Banco Santander, SA	101,079,804	$2,105,575	1.81%
HSBC Holdings PLC (United Kingdom)	48,207,769	814,134
HSBC Holdings PLC (Hong Kong)	19,779,200	333,797	.99
Banco Bradesco SA, preferred nominative	41,609,995	1,006,508	.87
AXA SA	25,567,722	903,306	.78
UniCredit SpA	127,662,640	892,331	.77
ING Groep NV, depository receipts	19,978,834	762,729	.66
BNP Paribas SA	7,063,870	729,028	.63
Bank of America Corp.	19,173,650	652,096	.56
Banco Itaú Holding Financeira SA, preferred nominative	20,358,300	632,289	.54
Freddie Mac	3,450,000	87,699	.07
Other securities		12,671,543	10.90
		21,591,035	18.58

Telecommunication services - 9.67%
Koninklijke KPN NV	78,986,956	1,437,651	1.24
France Télécom SA	35,630,204	1,081,160	.93
Vodafone Group PLC	325,147,328	1,045,080	.90
AT&T Inc.	22,922,874	914,623	.79
Singapore Telecommunications Ltd.	288,828,810	808,967	.70
Telenor ASA	32,984,800	717,061	.62
Verizon Communications Inc.	15,600,000	600,132	.52
Other securities		4,625,663	3.97
		11,230,337	9.67

Energy - 9.34%
Royal Dutch Shell PLC, Class B	17,789,312	741,815
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	446,258
Royal Dutch Shell PLC, Class A	7,850,000	335,165
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	95,632	1.39
Eni SpA	33,083,000	1,347,412	1.16
ConocoPhillips	14,059,000	1,308,893	1.13
Chevron Corp.	11,176,962	1,108,196	.95
TOTAL SA	10,079,000	879,486
TOTAL SA (ADR)	2,250,000	196,335	.93
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	16,124,000	974,535	.84
Other securities		3,422,649	2.94
		10,856,376	9.34

Materials - 8.84%
Bayer AG, non-registered shares	22,775,500	2,019,615	1.74
China Steel Corp. (1)	729,380,229	1,247,419	1.08
Linde AG	4,639,800	697,200	.60
Syngenta AG	2,226,000	678,138	.58
Akzo Nobel NV	6,873,802	581,837	.50
Other securities		5,041,605	4.34
		10,265,814	8.84

Consumer discretionary - 8.69%
Renault SA	9,607,631	986,475	.85
Daimler AG	12,617,500	960,253	.83
Cie. Générale des Établissements Michelin, Class B	7,169,000	641,287	.55
Vivendi SA	15,145,100	636,507	.55
OPAP (Greek Organization of Football Prognostics) SA (1)	16,004,410	627,431	.54
Other securities		6,240,170	5.37
		10,092,123	8.69

Utilities - 7.37%
E.ON AG	11,307,714	2,405,801	2.07
RWE AG	11,598,500	1,499,258	1.29
SUEZ SA	16,903,860	1,259,642	1.08
Other securities		3,398,162	2.93
		8,562,863	7.37

Information technology - 6.51%
Microsoft Corp.	63,754,000	1,805,513	1.55
Taiwan Semiconductor Manufacturing Co. Ltd.	650,693,212	1,403,897
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,194,748	185,430	1.37
Other securities		4,164,298	3.59
		7,559,138	6.51

Industrials - 6.36%
General Electric Co.	30,472,100	936,103	.81
Schneider Electric SA	5,864,087	736,571	.63
Siemens AG	5,433,992	616,441	.53
United Parcel Service, Inc., Class B	8,546,100	606,944	.52
Other securities		4,491,635	3.87
		7,387,694	6.36

Consumer staples - 5.61%
Diageo PLC	46,984,500	916,801	.79
Nestlé SA	1,774,500	872,607	.75
Tesco PLC	71,505,563	586,583	.50
Other securities		4,141,375	3.57
		6,517,366	5.61

Health care - 5.25%
Roche Holding AG	9,184,016	1,583,542	1.36
Novo Nordisk A/S, Class B	17,593,000	1,145,167	.99
Other securities		3,377,633	2.90
		6,106,342	5.25

Miscellaneous - 4.22%
Other common stocks in initial period of acquisition		4,906,422	4.22

Total common stocks (cost: $86,552,136,000)		105,075,510	90.44

Preferred stocks - 0.10%

Financials - 0.01%
Other securities		10,918	.01

Miscellaneous - 0.09%
Other preferred stocks in initial period of acquisition		99,800	.09

Total preferred stocks (cost: $111,000,000)		110,718	.10

Rights - 0.03%

Consumer staples - 0.01%
Other securities		9,905	.01

Miscellaneous - 0.02%
Other rights in initial period of acquisition		20,368	.02

Total rights (cost: $5,293,000)		30,273	.03

Convertible securities - 0.56%

Other - 0.53%
Other securities		619,512	.53

Miscellaneous - 0.03%
Other convertible securities in initial period of acquisition		33,167	.03

Total convertible securities (cost: $694,323,000)		652,679	.56

Bonds & notes - 0.24%

Other - 0.24%
Other securities		281,622	.24

Total bonds & notes (cost: $279,335,000)		281,622	.24

	Principal amount (000)
Short-term securities - 8.09%

Federal Home Loan Bank 1.71%-2.52% due 6/4/2008-2/23/2009	$1,700,572	1,688,105	1.45
Freddie Mac 1.72%-2.50% due 6/16/2008-1/6/2009	1,085,603	1,080,233	.93
Fannie Mae 1.70%-3.05% due 6/11-10/22/2008	651,432	647,471	.56
Nestlé Finance International Ltd. 2.115%-2.83% due 6/4-6/12/2008	210,700	210,605
Nestlé Capital Corp. 2.74%-2.745% due 6/3-6/5/2008 (2)	191,300	191,241	.35
General Electric Capital Corp. 2.05%-2.38% due 11/21-12/12/2008	250,000	246,677
Edison Asset Securitization LLC 2.93% due 6/20/2008 (2)	75,000	74,870	.28
Total Capital SA 2.17% due 6/30/2008 (2)	238,000	237,432	.20
Shell International Finance BV 2.06% due 6/27/2008 (2)	42,600	42,507	.04
Other securities		4,983,717	4.28

Total short-term securities (cost: $9,405,815,000)		9,402,858	8.09

Total investment securities (cost: $97,047,902,000)		115,553,660	99.46
Other assets less liabilities		628,364	.54

Net assets		$116,182,024	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
 "Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.  Some of these securities (with aggregate value of $117,305,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.  Also includes securities which were valued under fair value procedures adopted by authority of the board of directors.  The total value of all such securities was $594,720,000, which represented .51% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended May 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income '(000)	Market value of affiliate(s) at 5/31/08 '(000)
China Steel Corp.	574,730,229	154,650,000	-	729,380,229	$-	$1,247,419
OPAP (Greek Organization of Football Prognostics) SA	15,949,410	55,000	-	16,004,410	14,077	627,431
Türk Telekomünikasyon AS, Class D (3)	-	39,150,000	-	39,150,000	-	148,162
James Hardie Industries NV	23,384,347	-	-	23,384,347	1,546	121,761
Spark Infrastructure	56,535,632	-	-	56,535,632	5,065	96,956
Kingspan Group PLC	-	8,882,000	-	8,882,000	2,320	93,961
					$23,008	$2,335,690

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,318,869,000, which represented 2.86% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2008	(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $95,333,588)	$113,217,970
Affiliated issuers (cost: $1,714,314)	2,335,690	$115,553,660
Cash		35,088
Receivables for:
Sales of investments	462,384
Sales of fund's shares	246,491
Dividends and interest	369,156
Other	505	1,078,536
		116,667,284
Liabilities:
Payables for:
Purchases of investments	288,312
Repurchases of fund's shares	86,156
Investment advisory services	32,396
Services provided by affiliates	74,642
Directors' deferred compensation	1,546
Other	2,208	485,260
Net assets at May 31, 2008		$116,182,024

Net assets consist of:
Capital paid in on shares of capital stock		$94,243,889
Undistributed net investment income		1,744,655
Undistributed net realized gain		1,687,652
Net unrealized appreciation		18,505,828
Net assets at May 31, 2008		$116,182,024

Total authorized capital stock - 4,000,000 shares, $.01 par value (2,676,981 total shares outstanding) (dollars and shares in thousands, except per-share amounts)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$83,742,143	1,926,583	$43.47
Class B	4,726,174	109,409	43.20
Class C	10,135,411	235,468	43.04
Class F	7,070,728	162,939	43.39
Class 529-A	1,977,822	45,597	43.38
Class 529-B	229,093	5,302	43.21
Class 529-C	557,836	12,915	43.20
Class 529-E	88,302	2,039	43.31
Class 529-F	49,153	1,132	43.41
Class R-1	189,219	4,385	43.15
Class R-2	1,350,397	31,372	43.05
Class R-3	2,130,646	49,266	43.25
Class R-4	1,752,783	40,394	43.39
Class R-5	2,182,317	50,180	43.49
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $46.12 and $46.03, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $262,182; also includes $23,008 from affiliates)	$2,250,445
Interest	211,555	$2,462,000

Fees and expenses*:
Investment advisory services	203,777
Distribution services	189,356
Transfer agent services	42,514
Administrative services	20,027
Reports to shareholders	2,038
Registration statement and prospectus	2,706
Postage, stationery and supplies	3,755
Directors' compensation	86
Auditing and legal	54
Custodian	9,197
State and local taxes	1,145
Other	165
Total fees and expenses before reimbursements/waivers	474,820
Less reimbursements/waivers of fees and expenses:
Investment advisory services	20,378
Administrative services	1
Total fees and expenses after reimbursements/waivers		454,441
Net investment income		2,007,559

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments	1,718,979
Currency transactions	(26,092)	1,692,887
Net unrealized depreciation on:
Investments	(6,487,328)
Currency translations	(2,135)	(6,489,463)
Net realized gain and unrealized depreciation on investments and currency		(4,796,576)
Net decrease in net assets resulting from operations		$(2,789,017)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended May 31, 2008*	Year ended November 30, 2007
Operations:
Net investment income	$2,007,559	$2,550,667
Net realized gain on investments and currency transactions	1,692,887	8,102,202
Net unrealized (depreciation) appreciation on investments and currency translations	(6,489,463)	7,633,085
Net (decrease) increase in net assets resulting from operations	(2,789,017)	18,285,954

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain	(1,157,511)	(2,206,736)
Distributions from net realized gain on investments	(7,845,299)	(3,391,660)
Total dividends and distributions paid to shareholders	(9,002,810)	(5,598,396)

Net capital share transactions	14,664,194	20,657,667

Total increase in net assets	2,872,367	33,345,225

Net assets:
Beginning of period	113,309,657	79,964,432
End of period (including undistributed net investment income: $1,744,655 and $894,607, respectively)	$116,182,024	$113,309,657

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
    unaudited

1. Organization and significant accounting policies

Organization – Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2008, there were no non-U.S. taxes paid on realized gains. As of May 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2001.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2007, the fund had tax basis undistributed ordinary income of $1,089,932,000, currency loss deferrals (realized during the period November 1, 2007, through November 30, 2007) of $1,940,000 and undistributed long-term capital gains of $7,678,336,000.

As of May 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$23,313,841
Gross unrealized depreciation on investment securities	(4,821,246)
Net unrealized appreciation on investment securities	18,492,595
Cost of investment securities	97,061,065

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2008			Year ended November 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$1,010,406	$5,599,959	$6,610,365	$1,721,055	$2,548,941	$4,269,996
Class B	40,317	321,741	362,058	68,890	146,714	215,604
Class C	83,547	677,947	761,494	134,662	281,690	416,352
Class F	79,614	436,957	516,571	124,060	177,513	301,573
Class 529-A	21,968	122,144	144,112	33,526	46,762	80,288
Class 529-B	1,744	14,634	16,378	2,797	6,071	8,868
Class 529-C	4,159	34,437	38,596	6,343	13,111	19,454
Class 529-E	878	5,602	6,480	1,397	2,269	3,666
Class 529-F	568	2,907	3,475	790	958	1,748
Class R-1	1,364	10,685	12,049	1,869	3,716	5,585
Class R-2	10,542	85,402	95,944	16,676	34,264	50,940
Class R-3	20,438	129,495	149,933	30,911	49,179	80,090
Class R-4	18,802	104,312	123,114	26,793	36,915	63,708
Class R-5	27,637	134,604	162,241	36,967	43,557	80,524
Total	$1,321,984	$7,680,826	$9,002,810	$2,206,736	$3,391,660	$5,598,396

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion.
CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2008, total investment advisory services fees waived by CRMC were $20,378,000. As a result, the fee shown on the accompanying financial statements of $203,777,000, which was equivalent to an annualized rate of 0.370%, was reduced to $183,399,000, or 0.333% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended May 31, 2008, the total administrative services fees paid by CRMC were $1,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$92,445	$40,189	Not applicable	Not applicable	Not applicable
Class B	22,730	2,325	Not applicable	Not applicable	Not applicable
Class C	48,175	Included in administrative services	$6,337	$765	Not applicable
Class F	8,059		3,109	342	Not applicable
Class 529-A	1,816		787	112	$ 912
Class 529-B	1,070		92	28	107
Class 529-C	2,561		221	55	256
Class 529-E	206		36	5	41
Class 529-F	-		19	3	22
Class R-1	816		64	35	Not applicable
Class R-2	4,682		920	1,671	Not applicable
Class R-3	4,827		1,399	494	Not applicable
Class R-4	1,969		1,142	42	Not applicable
Class R-5	Not applicable		997	14	Not applicable
Total	$189,356	$42,514	$15,123	$3,566	$1,338

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $86,000, shown on the accompanying financial statements, includes $219,000 in current fees (either paid in cash or deferred) and a net decrease of $133,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the fund’s valuation levels as of May 31, 2008 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$105,244,045
Level 2 – Other significant observable inputs	10,309,615
Level 3 – Significant unobservable inputs	-
Total	$115,553,660

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2008
Class A	$7,781,049	182,058	$6,366,993	147,885	$(4,679,752)	(110,578)	$9,468,290	219,365
Class B	420,281	9,902	349,230	8,136	(278,790)	(6,647)	490,721	11,391
Class C	1,221,471	28,775	727,597	17,008	(680,303)	(16,273)	1,268,765	29,510
Class F	1,499,671	35,225	465,164	10,820	(641,749)	(15,238)	1,323,086	30,807
Class 529-A	281,340	6,577	144,097	3,354	(55,149)	(1,295)	370,288	8,636
Class 529-B	26,110	614	16,376	381	(5,641)	(133)	36,845	862
Class 529-C	89,379	2,098	38,592	899	(20,875)	(492)	107,096	2,505
Class 529-E	11,375	267	6,480	151	(3,543)	(83)	14,312	335
Class 529-F	9,922	232	3,475	81	(2,781)	(65)	10,616	248
Class R-1	58,093	1,371	11,890	277	(18,635)	(444)	51,348	1,204
Class R-2	294,625	6,967	95,826	2,240	(156,846)	(3,730)	233,605	5,477
Class R-3	522,439	12,302	149,375	3,482	(249,071)	(5,859)	422,743	9,925
Class R-4	467,426	10,899	123,079	2,863	(189,451)	(4,494)	401,054	9,268
Class R-5	565,366	13,059	156,430	3,636	(256,371)	(6,049)	465,425	10,646
Total net increase
(decrease)	$13,248,547	310,346	$8,654,604	201,213	$(7,238,957)	(171,380)	$14,664,194	340,179

Year ended November 30, 2007
Class A	$15,978,646	355,806	$4,099,199	95,975	$(6,840,224)	(151,977)	$13,237,621	299,804
Class B	881,784	19,769	207,589	4,902	(336,173)	(7,510)	753,200	17,161
Class C	2,710,096	60,784	397,080	9,401	(848,748)	(19,024)	2,258,428	51,161
Class F	2,141,030	47,429	270,384	6,335	(868,636)	(19,236)	1,542,778	34,528
Class 529-A	503,152	11,260	80,275	1,878	(73,953)	(1,641)	509,474	11,497
Class 529-B	47,577	1,066	8,865	209	(7,205)	(161)	49,237	1,114
Class 529-C	154,535	3,463	19,450	459	(29,004)	(647)	144,981	3,275
Class 529-E	21,196	476	3,666	86	(4,780)	(106)	20,082	456
Class 529-F	16,788	374	1,748	41	(2,097)	(47)	16,439	368
Class R-1	76,159	1,695	5,485	129	(29,883)	(667)	51,761	1,157
Class R-2	507,400	11,416	50,887	1,204	(241,974)	(5,404)	316,313	7,216
Class R-3	877,597	19,552	79,978	1,879	(394,129)	(8,779)	563,446	12,652
Class R-4	791,684	17,589	63,687	1,488	(363,024)	(8,070)	492,347	11,007
Class R-5	771,389	17,126	76,610	1,784	(146,439)	(3,265)	701,560	15,645
Total net increase
(decrease)	$25,479,033	567,805	$5,364,903	125,770	$(10,186,269)	(226,534)	$20,657,667	467,041

* Includes exchanges between share classes of the fund.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $25,015,066,000 and $14,003,195,000, respectively, during the six months ended May 31, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:
Six months ended 5/31/2008 (5)	$48.56	$.80	$(2.05)	$(1.25)	$(.50)	$(3.34)	$(3.84)	$43.47	(2.46%)	$83,742.74%		(6)	.70%	(6)	3.76%	(6)
Year ended 11/30/2007	42.82	1.24	7.40	8.64	(1.10)	(1.80)	(2.90)	48.56	21.23	82,899.73			.69		2.75
Year ended 11/30/2006	36.99	.96	7.26	8.22	(.95)	(1.44)	(2.39)	42.82	23.38	60,265.73			.69		2.44
Year ended 11/30/2005	33.80	.84	3.95	4.79	(.80)	(.80)	(1.60)	36.99	14.78	39,841.76			.73		2.41
Year ended 11/30/2004	28.62	.70	5.50	6.20	(.73)	(.29)	(1.02)	33.80	22.21	25,137.77			.77		2.28
Year ended 11/30/2003	22.80	.65	5.73	6.38	(.56)	-	(.56)	28.62	28.52	14,703.81			.81		2.70
Class B:
Six months ended 5/31/2008 (5)	48.27	.63	(2.03)	(1.40)	(.33)	(3.34)	(3.67)	43.20	(2.83)	4,726	1.51	(6)	1.47	(6)	2.98	(6)
Year ended 11/30/2007	42.58	.89	7.36	8.25	(.76)	(1.80)	(2.56)	48.27	20.29	4,731	1.50		1.46		1.98
Year ended 11/30/2006	36.79	.64	7.24	7.88	(.65)	(1.44)	(2.09)	42.58	22.40	3,443	1.53		1.49		1.65
Year ended 11/30/2005	33.63	.56	3.93	4.49	(.53)	(.80)	(1.33)	36.79	13.91	2,158	1.55		1.52		1.62
Year ended 11/30/2004	28.50	.46	5.47	5.93	(.51)	(.29)	(.80)	33.63	21.25	1,265	1.55		1.55		1.52
Year ended 11/30/2003	22.72	.45	5.72	6.17	(.39)	-	(.39)	28.50	27.52	537	1.58		1.58		1.85
Class C:
Six months ended 5/31/2008 (5)	48.11	.62	(2.03)	(1.41)	(.32)	(3.34)	(3.66)	43.04	(2.86)	10,136	1.55	(6)	1.52	(6)	2.95	(6)
Year ended 11/30/2007	42.46	.87	7.32	8.19	(.74)	(1.80)	(2.54)	48.11	20.22	9,910	1.55		1.51		1.94
Year ended 11/30/2006	36.69	.62	7.22	7.84	(.63)	(1.44)	(2.07)	42.46	22.35	6,572	1.58		1.54		1.60
Year ended 11/30/2005	33.54	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.69	13.83	3,781	1.61		1.57		1.56
Year ended 11/30/2004	28.43	.45	5.45	5.90	(.50)	(.29)	(.79)	33.54	21.17	1,836	1.62		1.61		1.46
Year ended 11/30/2003	22.68	.42	5.71	6.13	(.38)	-	(.38)	28.43	27.40	615	1.65		1.65		1.71
Class F:
Six months ended 5/31/2008 (5)	48.48	.81	(2.06)	(1.25)	(.50)	(3.34)	(3.84)	43.39	(2.50)	7,071.76		(6)	.72	(6)	3.80	(6)
Year ended 11/30/2007	42.76	1.23	7.38	8.61	(1.09)	(1.80)	(2.89)	48.48	21.22	6,406.75			.71		2.73
Year ended 11/30/2006	36.94	.94	7.26	8.20	(.94)	(1.44)	(2.38)	42.76	23.35	4,174.76			.72		2.41
Year ended 11/30/2005	33.75	.81	3.95	4.76	(.77)	(.80)	(1.57)	36.94	14.72	2,445.82			.78		2.35
Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.09	1,243.86			.85		2.21
Year ended 11/30/2003	22.78	.61	5.75	6.36	(.55)	-	(.55)	28.59	28.43	470.89			.89		2.49
Class 529-A:
Six months ended 5/31/2008 (5)	48.46	.80	(2.05)	(1.25)	(.49)	(3.34)	(3.83)	43.38	(2.48)	1,978.80		(6)	.77	(6)	3.75	(6)
Year ended 11/30/2007	42.75	1.21	7.37	8.58	(1.07)	(1.80)	(2.87)	48.46	21.13	1,791.80			.76		2.69
Year ended 11/30/2006	36.93	.93	7.26	8.19	(.93)	(1.44)	(2.37)	42.75	23.33	1,089.79			.75		2.39
Year ended 11/30/2005	33.75	.81	3.94	4.75	(.77)	(.80)	(1.57)	36.93	14.68	585.83			.80		2.33
Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.08	272.86			.85		2.21
Year ended 11/30/2003	22.78	.63	5.73	6.36	(.55)	-	(.55)	28.59	28.43	93.87			.87		2.55
Class 529-B:
Six months ended 5/31/2008 (5)	48.28	.62	(2.06)	(1.44)	(.30)	(3.34)	(3.64)	43.20	(2.89)	229	1.62	(6)	1.58	(6)	2.91	(6)
Year ended 11/30/2007	42.59	.84	7.37	8.21	(.72)	(1.80)	(2.52)	48.28	20.15	214	1.61		1.58		1.87
Year ended 11/30/2006	36.80	.60	7.23	7.83	(.60)	(1.44)	(2.04)	42.59	22.25	142	1.64		1.60		1.53
Year ended 11/30/2005	33.64	.51	3.93	4.44	(.48)	(.80)	(1.28)	36.80	13.71	81	1.70		1.67		1.46
Year ended 11/30/2004	28.51	.40	5.48	5.88	(.46)	(.29)	(.75)	33.64	21.02	44	1.75		1.74		1.32
Year ended 11/30/2003	22.74	.40	5.73	6.13	(.36)	-	(.36)	28.51	27.28	18	1.78		1.78		1.64
Class 529-C:
Six months ended 5/31/2008 (5)	48.27	.63	(2.05)	(1.42)	(.31)	(3.34)	(3.65)	43.20	(2.89)	558	1.61	(6)	1.58	(6)	2.94	(6)
Year ended 11/30/2007	42.59	.84	7.36	8.20	(.72)	(1.80)	(2.52)	48.27	20.17	503	1.61		1.57		1.88
Year ended 11/30/2006	36.80	.60	7.24	7.84	(.61)	(1.44)	(2.05)	42.59	22.27	304	1.63		1.59		1.54
Year ended 11/30/2005	33.63	.51	3.94	4.45	(.48)	(.80)	(1.28)	36.80	13.73	162	1.69		1.65		1.47
Year ended 11/30/2004	28.50	.41	5.47	5.88	(.46)	(.29)	(.75)	33.63	21.04	80	1.74		1.73		1.34
Year ended 11/30/2003	22.74	.41	5.71	6.12	(.36)	-	(.36)	28.50	27.25	29	1.76		1.76		1.66
Class 529-E:
Six months ended 5/31/2008 (5)	48.40	.73	(2.06)	(1.33)	(.42)	(3.34)	(3.76)	43.31	(2.67)	88	1.10	(6)	1.07	(6)	3.43	(6)
Year ended 11/30/2007	42.69	1.07	7.38	8.45	(.94)	(1.80)	(2.74)	48.40	20.76	83	1.10		1.07		2.38
Year ended 11/30/2006	36.89	.81	7.23	8.04	(.80)	(1.44)	(2.24)	42.69	22.92	53	1.11		1.08		2.06
Year ended 11/30/2005	33.71	.69	3.94	4.63	(.65)	(.80)	(1.45)	36.89	14.31	30	1.17		1.13		1.99
Year ended 11/30/2004	28.56	.57	5.48	6.05	(.61)	(.29)	(.90)	33.71	21.67	14	1.21		1.20		1.86
Year ended 11/30/2003	22.77	.54	5.73	6.27	(.48)	-	(.48)	28.56	27.97	5	1.23		1.23		2.17

Class 529-F:
Six months ended 5/31/2008 (5)	$48.50	$.85	$(2.07)	$(1.22)	$(.53)	$(3.34)	$(3.87)	$43.41	(2.40%)	$49.60%		(6)	.57%	(6)	3.99%	(6)
Year ended 11/30/2007	42.78	1.31	7.36	8.67	(1.15)	(1.80)	(2.95)	48.50	21.36	43.60			.57		2.89
Year ended 11/30/2006	36.95	1.00	7.27	8.27	(1.00)	(1.44)	(2.44)	42.78	23.55	22.61			.58		2.56
Year ended 11/30/2005	33.75	.83	3.94	4.77	(.77)	(.80)	(1.57)	36.95	14.74	12.76			.73		2.40
Year ended 11/30/2004	28.59	.65	5.49	6.14	(.69)	(.29)	(.98)	33.75	21.98	6.96			.95		2.12
Year ended 11/30/2003	22.80	.61	5.72	6.33	(.54)	-	(.54)	28.59	28.31	1.98			.98		2.48
Class R-1:
Six months ended 5/31/2008 (5)	48.22	.66	(2.07)	(1.41)	(.32)	(3.34)	(3.66)	43.15	(2.86)	189	1.52	(6)	1.49	(6)	3.12	(6)
Year ended 11/30/2007	42.55	.87	7.34	8.21	(.74)	(1.80)	(2.54)	48.22	20.20	153	1.56		1.52		1.93
Year ended 11/30/2006	36.78	.62	7.21	7.83	(.62)	(1.44)	(2.06)	42.55	22.31	86	1.60		1.56		1.58
Year ended 11/30/2005	33.63	.53	3.93	4.46	(.51)	(.80)	(1.31)	36.78	13.78	44	1.63		1.58		1.54
Year ended 11/30/2004	28.50	.44	5.48	5.92	(.50)	(.29)	(.79)	33.63	21.18	17	1.67		1.64		1.44
Year ended 11/30/2003	22.75	.38	5.77	6.15	(.40)	-	(.40)	28.50	27.43	5	1.78		1.66		1.48
Class R-2:
Six months ended 5/31/2008 (5)	48.11	.63	(2.03)	(1.40)	(.32)	(3.34)	(3.66)	43.05	(2.85)	1,350	1.57	(6)	1.53	(6)	2.98	(6)
Year ended 11/30/2007	42.46	.86	7.33	8.19	(.74)	(1.80)	(2.54)	48.11	20.18	1,246	1.59		1.53		1.93
Year ended 11/30/2006	36.70	.62	7.20	7.82	(.62)	(1.44)	(2.06)	42.46	22.34	793	1.70		1.54		1.59
Year ended 11/30/2005	33.55	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.70	13.83	437	1.79		1.57		1.56
Year ended 11/30/2004	28.45	.45	5.45	5.90	(.51)	(.29)	(.80)	33.55	21.15	201	1.93		1.60		1.47
Year ended 11/30/2003	22.73	.43	5.71	6.14	(.42)	-	(.42)	28.45	27.44	57	2.23		1.62		1.72
Class R-3:
Six months ended 5/31/2008 (5)	48.32	.74	(2.05)	(1.31)	(.42)	(3.34)	(3.76)	43.25	(2.63)	2,131	1.10	(6)	1.06	(6)	3.48	(6)
Year ended 11/30/2007	42.63	1.07	7.36	8.43	(.94)	(1.80)	(2.74)	48.32	20.77	1,901	1.10		1.07		2.39
Year ended 11/30/2006	36.83	.80	7.24	8.04	(.80)	(1.44)	(2.24)	42.63	22.86	1,138	1.13		1.09		2.05
Year ended 11/30/2005	33.67	.69	3.94	4.63	(.67)	(.80)	(1.47)	36.83	14.34	628	1.15		1.12		2.00
Year ended 11/30/2004	28.53	.57	5.47	6.04	(.61)	(.29)	(.90)	33.67	21.67	285	1.20		1.19		1.87
Year ended 11/30/2003	22.77	.50	5.75	6.25	(.49)	-	(.49)	28.53	27.90	76	1.29		1.24		1.98
Class R-4:
Six months ended 5/31/2008 (5)	48.48	.81	(2.08)	(1.27)	(.48)	(3.34)	(3.82)	43.39	(2.50)	1,753.80		(6)	.76	(6)	3.78	(6)
Year ended 11/30/2007	42.76	1.21	7.38	8.59	(1.07)	(1.80)	(2.87)	48.48	21.13	1,509.81			.77		2.69
Year ended 11/30/2006	36.94	.92	7.26	8.18	(.92)	(1.44)	(2.36)	42.76	23.28	860.82			.78		2.35
Year ended 11/30/2005	33.76	.79	3.96	4.75	(.77)	(.80)	(1.57)	36.94	14.68	435.84			.81		2.29
Year ended 11/30/2004	28.60	.68	5.49	6.17	(.72)	(.29)	(1.01)	33.76	22.10	182.85			.84		2.22
Year ended 11/30/2003	22.81	.55	5.80	6.35	(.56)	-	(.56)	28.60	28.36	25.90			.89		2.18
Class R-5:
Six months ended 5/31/2008 (5)	48.58	.86	(2.06)	(1.20)	(.55)	(3.34)	(3.89)	43.49	(2.34)	2,182.50		(6)	.46	(6)	4.05	(6)
Year ended 11/30/2007	42.84	1.36	7.38	8.74	(1.20)	(1.80)	(3.00)	48.58	21.49	1,921.50			.47		3.01
Year ended 11/30/2006	37.01	1.04	7.26	8.30	(1.03)	(1.44)	(2.47)	42.84	23.63	1,023.52			.48		2.64
Year ended 11/30/2005	33.81	.91	3.96	4.87	(.87)	(.80)	(1.67)	37.01	15.06	541.54			.50		2.63
Year ended 11/30/2004	28.63	.76	5.51	6.27	(.80)	(.29)	(1.09)	33.81	22.49	287.54			.54		2.48
Year ended 11/30/2003	22.81	.70	5.74	6.44	(.62)	-	(.62)	28.63	28.82	110.56			.56		2.88

	Six months ended May 31,	Year ended November 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	14%	30%	30%	26%	21%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007, through May 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2007	Ending account value 5/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$975.38	$3.46	.70%
Class A -- assumed 5% return	1,000.00	1,021.50	3.54	.70
Class B -- actual return	1,000.00	971.65	7.25	1.47
Class B -- assumed 5% return	1,000.00	1,017.65	7.41	1.47
Class C -- actual return	1,000.00	971.37	7.49	1.52
Class C -- assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class F -- actual return	1,000.00	974.97	3.55	.72
Class F -- assumed 5% return	1,000.00	1,021.40	3.64	.72
Class 529-A -- actual return	1,000.00	975.18	3.80	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.15	3.89	.77
Class 529-B -- actual return	1,000.00	971.10	7.79	1.58
Class 529-B -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class 529-C -- actual return	1,000.00	971.09	7.79	1.58
Class 529-C -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class 529-E -- actual return	1,000.00	973.35	5.28	1.07
Class 529-E -- assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class 529-F -- actual return	1,000.00	976.03	2.82	.57
Class 529-F -- assumed 5% return	1,000.00	1,022.15	2.88	.57
Class R-1 -- actual return	1,000.00	971.44	7.34	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class R-2 -- actual return	1,000.00	971.47	7.54	1.53
Class R-2 -- assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-3 -- actual return	1,000.00	973.69	5.23	1.06
Class R-3 -- assumed 5% return	1,000.00	1,019.70	5.35	1.06
Class R-4 -- actual return	1,000.00	974.97	3.75	.76
Class R-4 -- assumed 5% return	1,000.00	1,021.20	3.84	.76
Class R-5 -- actual return	1,000.00	976.61	2.27	.46
Class R-5 -- assumed 5% return	1,000.00	1,022.70	2.33	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2008, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
>	Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-933-0708P

Litho in USA WG/CSL/6269-S16761

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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Capital World Growth and Income FundSM
Investment portfolio

May 31, 2008
 unaudited

Common stocks — 90.44%	Shares	Market value (000)

FINANCIALS — 18.58%
Banco Santander, SA	101,079,804	$2,105,575
HSBC Holdings PLC (United Kingdom)	48,207,769	814,134
HSBC Holdings PLC (Hong Kong)	19,779,200	333,797
Banco Bradesco SA, preferred nominative	41,609,995	1,006,508
AXA SA	25,567,722	903,306
UniCredit SpA	127,662,640	892,331
ING Groep NV, depository receipts	19,978,834	762,729
BNP Paribas SA	7,063,870	729,028
Bank of America Corp.	19,173,650	652,096
Banco Itaú Holding Financeira SA, preferred nominative	20,358,300	632,289
BOC Hong Kong (Holdings) Ltd.	199,748,000	510,383
Shinhan Financial Group Co., Ltd.	10,122,200	507,095
Banco do Brasil SA, ordinary nominative	25,129,500	503,301
Sun Hung Kai Properties Ltd.	29,074,000	467,186
AMP Ltd.	66,192,017	464,181
QBE Insurance Group Ltd.	17,487,908	408,342
Intesa Sanpaolo SpA	61,300,000	401,961
United Overseas Bank Ltd.	23,731,000	352,048
DBS Group Holdings Ltd	24,475,000	350,851
UBS AG	14,531,453	349,971
Hana Financial Holdings	8,035,000	336,094
Citigroup Inc.	14,715,000	322,111
National Bank of Greece SA	5,642,000	320,370
Banco Bilbao Vizcaya Argentaria, SA	14,236,500	317,377
Commerzbank U.S. Finance, Inc.	8,426,000	297,428
JPMorgan Chase & Co.	6,850,000	294,550
Swedbank AB	11,863,000	293,320
Lloyds TSB Group PLC	36,635,000	278,684
OTP Bank PLC	5,127,000	232,095
OTP Bank PLC (GDR)	365,000	33,032
DnB NOR ASA	18,036,100	259,859
Kookmin Bank	4,179,418	259,791
Fortis SA/NV	10,479,100	256,110
Hang Seng Bank Ltd.	12,460,000	252,428
Westfield Group	15,258,787	248,705
Wachovia Corp.	9,838,000	234,144
HBOS PLC	29,233,000	231,642
Sampo Oyj, Class A	7,825,000	226,424
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,405,200	220,434
American International Group, Inc.	5,915,000	212,940
ICICI Bank Ltd.	10,896,803	203,872
ICICI Bank Ltd. (ADR)	4,000	151
Grupo Financiero Banorte, SAB de CV, Series O	36,848,252	178,951
NIPPONKOA Insurance Co., Ltd.	16,911,000	158,696
Société Générale[1]	1,488,750	154,290
Kimco Realty Corp.	3,632,329	142,932
Swire Pacific Ltd., Class A	12,300,000	140,355
Bank of China Ltd., Class H	262,787,000	134,022
EFG Eurobank Ergasias SA	4,493,717	128,073
Crédit Agricole SA	4,400,000	116,435
Chuo Mitsui Trust Holdings, Inc.	14,864,000	105,779
Erste Bank der oesterreichischen Sparkassen AG	1,351,545	103,174
Hypo Real Estate Holding AG	3,119,099	103,113
PNC Financial Services Group, Inc.	1,500,000	96,375
Bank of the Philippine Islands	74,868,075	91,282
Freddie Mac	3,450,000	87,699
St.George Bank Ltd.	2,635,000	86,148
Royal Bank of Scotland Group PLC	18,632,642	84,342
ORIX Corp.	430,000	81,275
Allied Capital Corp.	3,798,000	75,428
Developers Diversified Realty Corp.	1,900,000	75,392
Samsung Fire & Marine Insurance Co., Ltd.	321,530	69,905
Wells Fargo & Co.	2,522,000	69,532
GAGFAH SA	3,830,799	65,854
Sompo Japan Insurance Inc.	6,000,000	64,845
Mitsui Sumitomo Insurance Group Holdings, Inc.[1]	1,618,200	63,721
Millea Holdings, Inc.	1,383,000	57,084
Marsh & McLennan Companies, Inc.	2,000,000	54,460
Credit Suisse Group	1,000,000	50,950
Public Bank Bhd.	13,761,400	50,567
Krung Thai Bank PCL	163,308,000	44,749
Bolsa de Mercadorias & Futuros-BM&F SA, ordinary nominative	3,728,900	42,345
Fannie Mae	1,465,000	39,584
Bank Hapoalim BM2	7,455,000	37,887
Commonwealth Bank of Australia	864,324	34,947
Aioi Insurance Co. Ltd.	5,561,000	34,667
Washington Mutual, Inc.	3,775,000	34,050
iStar Financial, Inc.	1,550,000	29,636
Admiral Group PLC	1,700,000	29,366
PT Bank Central Asia Tbk	90,000,000	26,826
Korea Exchange Bank	1,740,000	25,982
Malayan Banking Bhd.	10,989,700	25,451
National City Corp.	1,696,800	9,909
XL Capital Ltd., Class A	180,000	6,284
		21,591,035

TELECOMMUNICATION SERVICES — 9.67%
Koninklijke KPN NV	78,986,956	1,437,651
France Télécom SA	35,630,204	1,081,160
Vodafone Group PLC	325,147,328	1,045,080
AT&T Inc.	22,922,874	914,623
Singapore Telecommunications Ltd.	288,828,810	808,967
Telenor ASA	32,984,800	717,061
Verizon Communications Inc.	15,600,000	600,132
Philippine Long Distance Telephone Co.	4,826,520	289,236
Philippine Long Distance Telephone Co. (ADR)	1,650,000	99,643
América Móvil, SAB de CV, Series L (ADR)	6,205,500	370,903
Teléfonos de México, SAB de CV, Class L (ADR)	8,607,074	354,784
Telekomunikacja Polska SA	31,729,100	300,528
Deutsche Telekom AG	17,134,900	286,827
Belgacom SA	5,986,500	281,910
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	307,932,500	267,911
Telekom Austria AG, non-registered shares	11,166,197	266,301
Qwest Communications International Inc.	52,599,000	255,105
Far EasTone Telecommunications Co., Ltd.	143,233,881	248,734
OJSC Mobile TeleSystems (ADR)	2,755,000	241,338
Turkcell Iletisim Hizmetleri AS	26,317,000	207,851
Sprint Nextel Corp., Series 1	19,800,000	185,328
Türk Telekomünikasyon AS, Class D1,3	39,150,000	148,162
TM International Bhd.[1]	62,105,500	140,953
Chunghwa Telecom Co., Ltd.	56,100,000	139,120
Taiwan Mobile Co., Ltd.	70,996,813	131,696
MTN Group Ltd.	6,119,841	122,752
Orascom Telecom Holding SAE (GDR)	737,000	54,464
Telekom Malaysia Bhd.	54,148,000	51,832
Globe Telecom, Inc.	1,200,880	35,637
Advanced Info Service PCL	9,024,800	27,091
Embarq Corp.	550,000	26,026
Magyar Telekom Telecommunications PLC	5,243,600	25,877
Bouygues SA	280,000	22,864
Joint-Stock Financial Corp. Sistema (GDR)	636,000	22,387
DiGi.Com Bhd.	2,425,000	19,843
FairPoint Communications, Inc.	62,235	560
		11,230,337

ENERGY — 9.34%
Royal Dutch Shell PLC, Class B	17,789,312	741,815
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	446,258
Royal Dutch Shell PLC, Class A	7,850,000	335,165
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	95,632
Eni SpA	33,083,000	1,347,412
ConocoPhillips	14,059,000	1,308,893
Chevron Corp.	11,176,962	1,108,196
TOTAL SA	10,079,000	879,486
TOTAL SA (ADR)	2,250,000	196,335
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	16,124,000	974,535
Schlumberger Ltd.	4,815,000	486,941
Sasol Ltd.	7,304,000	455,327
Canadian Oil Sands Trust	5,550,205	279,549
Canadian Oil Sands Trust[4]	1,100,000	55,404
StatoilHydro ASA	8,333,594	323,889
Husky Energy Inc.	6,030,000	302,623
Marathon Oil Corp.	5,340,000	274,423
Canadian Natural Resources, Ltd.	2,080,000	203,582
China National Offshore Oil Corp.	113,702,900	198,152
SBM Offshore NV	4,296,000	170,557
Oil & Natural Gas Corp. Ltd.	7,583,000	155,654
OAO LUKOIL (ADR)	1,400,000	155,050
PTT Exploration and Production PCL	22,521,000	129,662
Motor Oil (Hellas) Corinth Refineries SA	5,000,000	121,345
PetroChina Co. Ltd., Class H	76,850,000	110,491
		10,856,376

MATERIALS — 8.84%
Bayer AG, non-registered shares	22,775,500	2,019,615
China Steel Corp.[3]	729,380,229	1,247,419
Linde AG	4,639,800	697,200
Syngenta AG	2,226,000	678,138
Akzo Nobel NV	6,873,802	581,837
CRH PLC	14,220,000	524,293
Israel Chemicals Ltd.[2]	18,812,189	432,496
Dow Chemical Co.	8,550,000	345,420
ArcelorMittal	3,154,654	313,209
BASF SE	1,920,000	287,852
USX Corp.	1,492,233	257,724
Impala Platinum Holdings Ltd.	5,619,112	240,694
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	3,998,750	215,357
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, ordinary nominative	225,000	12,256
Koninklijke DSM NV	3,680,125	225,629
voestalpine AG	2,617,500	218,139
Formosa Plastics Corp.	74,945,670	211,490
Nitto Denko Corp.	4,198,000	199,563
POSCO	366,480	199,282
Teck Cominco Ltd., Class B	3,000,000	148,475
International Paper Co.	4,720,500	128,492
Boral Ltd.	22,080,960	127,210
James Hardie Industries NV3	23,384,347	121,761
Barrick Gold Corp.	2,931,540	118,117
OAO Severstal (GDR)	3,750,000	98,625
K+S AG	207,400	97,228
Weyerhaeuser Co.	1,375,000	85,704
JSC Uralkali (GDR)	988,000	59,774
UPM-Kymmene Oyj	2,784,000	54,138
Makhteshim-Agan Industries Ltd.[2]	5,235,000	49,237
Packaging Corp. of America	1,800,000	46,872
Sonoco Products Co.	1,200,000	41,544
Sinopec Shanghai Petrochemical Co. Ltd., Class H	92,438,000	38,141
BlueScope Steel Ltd.	3,080,000	33,399
Norsk Hydro ASA	1,450,000	23,054
Newmont Mining Corp.	455,000	21,626
Fording Canadian Coal Trust	229,800	18,384
JFE Holdings, Inc.	312,000	17,644
BHP Billiton PLC	400,000	15,167
Stora Enso Oyj, Class R (ADR)[2]	1,086,300	13,199
Evraz Group SA (GDR)	3,500	410
		10,265,814

CONSUMER DISCRETIONARY — 8.69%
Renault SA	9,607,631	986,475
Daimler AG	12,617,500	960,253
Cie. Générale des Établissements Michelin, Class B	7,169,000	641,287
Vivendi SA	15,145,100	636,507
OPAP (Greek Organization of Football Prognostics) SA3	16,004,410	627,431
Continental AG	4,463,781	565,961
Target Corp.	6,508,000	347,267
Esprit Holdings Ltd.	29,681,200	346,868
Toyota Motor Corp.	6,566,500	334,587
McDonald’s Corp.	5,000,000	296,600
Honda Motor Co., Ltd.	8,349,000	279,647
General Motors Corp.	16,290,000	278,559
British Sky Broadcasting Group PLC	25,778,900	277,299
Lotte Shopping Co.	765,815	258,500
Lowe’s Companies, Inc.	10,415,000	249,960
Hyundai Motor Co.	3,000,000	245,136
AB Electrolux, Series B	16,976,000	244,909
Marks and Spencer Group PLC	29,600,000	222,823
Ford Motor Co.[1]	27,120,000	184,416
Kingfisher PLC	66,437,499	180,573
Mediaset SpA	20,101,512	163,865
H & M Hennes & Mauritz AB, Class B	2,310,000	127,717
Time Warner Inc.	8,000,000	127,040
YUM! Brands, Inc.	3,000,000	119,100
adidas AG	1,630,000	114,922
Home Depot, Inc.	4,000,000	109,440
Lennar Corp., Class A	5,840,000	98,579
William Hill PLC	12,645,800	94,945
Expedia, Inc.[1]	3,900,000	94,575
KangwonLand Inc.	3,781,280	89,750
Carnival Corp., units	2,100,000	84,126
Billabong International Ltd.	6,950,000	80,212
Kesa Electricals PLC	18,892,598	75,975
Hyundai Mobis Co., Ltd.	850,070	75,911
DSG International PLC	64,137,800	74,011
ProSiebenSAT.1 Media AG, nonvoting preferred	4,690,000	66,104
D.R. Horton, Inc.	5,100,000	64,821
Aristocrat Leisure Ltd.	8,517,734	60,627
Swatch Group Ltd, non-registered shares	117,350	32,851
Swatch Group Ltd	295,873	15,501
Li & Fung Ltd.	7,900,000	29,863
KB Home	1,200,000	24,612
News Corp., Class A	1,219,458	21,889
Mattel, Inc.	1,000,000	20,140
Idearc Inc.	5,000,000	20,100
Gestevisión Telecinco SA	1,105,800	17,203
Limited Brands, Inc.	451,945	8,759
Shangri-La Asia Ltd.	2,554,000	8,607
ZON Multimédia — Serviços de Telecomunicações e Multimédia, SGPS, SA	535,243	5,820
		10,092,123

UTILITIES — 7.37%
E.ON AG	11,307,714	2,405,801
RWE AG	11,598,500	1,499,258
SUEZ SA	16,903,860	1,259,642
Veolia Environnement	7,945,714	566,264
Fortum Oyj	9,900,000	478,368
Electricité de France SA	3,713,093	401,926
Exelon Corp.	3,475,000	305,800
Cia. Energética de Minas Gerais — Cemig, preferred nominative	11,842,141	277,194
NTPC Ltd.	66,628,770	272,443
Dominion Resources, Inc.	4,456,422	206,332
Electric Power Development Co., Ltd.	4,080,000	152,918
Southern Co.	3,700,000	133,940
PPL Corp.	2,107,297	108,125
PT Perusahaan Gas Negara (Persero) Tbk	68,447,000	102,928
Spark Infrastructure[3]	56,535,632	96,956
Public Service Enterprise Group Inc.	1,975,000	87,413
Hongkong Electric Holdings Ltd.	11,500,000	69,408
FirstEnergy Corp.	871,264	68,577
Ameren Corp.	700,000	31,815
Entergy Corp.	206,000	24,879
Tokyo Gas Co., Ltd.	3,384,000	12,876
		8,562,863

INFORMATION TECHNOLOGY — 6.51%
Microsoft Corp.	63,754,000	1,805,513
Taiwan Semiconductor Manufacturing Co. Ltd.	650,693,212	1,403,897
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,194,748	185,430
Canon, Inc.	9,270,000	500,487
Cisco Systems, Inc.[1]	13,940,000	372,477
Nokia Corp. (ADR)	10,169,800	288,822
Nokia Corp.	1,971,000	56,818
Oracle Corp.[1]	14,090,000	321,816
Automatic Data Processing, Inc.	6,672,900	287,268
Siliconware Precision Industries Co., Ltd.	149,821,000	251,303
Redecard SA, ordinary nominative	11,517,700	248,119
Acer Inc.	118,605,500	246,144
Delta Electronics, Inc.	80,578,217	230,034
Toshiba Corp.	22,303,000	196,598
Intel Corp.	8,042,900	186,434
Samsung Electronics Co., Ltd.	211,500	152,453
SAP AG1	2,715,000	150,027
HOYA Corp.	4,033,000	112,123
Hewlett-Packard Co.	1,800,000	84,708
International Business Machines Corp.	600,000	77,658
Murata Manufacturing Co., Ltd.	1,248,000	65,603
Hon Hai Precision Industry Co., Ltd.	11,040,000	62,453
Seagate Technology	2,600,000	55,692
Ibiden Co., Ltd.	1,200,000	50,555
Microchip Technology Inc.	1,340,000	49,366
Mediatek Incorporation	2,610,000	32,620
Samsung SDI Co., Ltd.[1]	400,000	31,012
AU Optronics Corp.	14,741,000	28,314
Lite-On Technology Corp.	21,447,178	25,394
		7,559,138

INDUSTRIALS — 6.36%
General Electric Co.	30,472,100	936,103
Schneider Electric SA	5,864,087	736,571
Siemens AG	5,433,992	616,441
United Parcel Service, Inc., Class B	8,546,100	606,944
Sandvik AB	30,036,800	515,993
AB Volvo, Class B	25,411,000	402,623
United Technologies Corp.	5,650,000	401,376
Deutsche Post AG	11,748,561	373,769
Atlas Copco AB, Class A	17,857,105	316,441
PACCAR Inc	5,246,200	280,095
Wolseley PLC	24,990,000	272,279
Singapore Technologies Engineering Ltd.	106,040,000	247,892
Honeywell International Inc.	3,423,000	204,079
Scania AB, Class B	9,860,400	194,468
Macquarie Airports	59,274,681	164,230
Ryanair Holdings PLC (ADR)[1]	4,900,000	129,115
Koninklijke Philips Electronics NV	3,090,000	118,640
ComfortDelGro Corp. Ltd.	95,600,000	113,149
Wienerberger AG	2,056,874	109,084
FANUC LTD	890,000	96,693
Kingspan Group PLC[3]	8,882,000	93,961
Finmeccanica SpA	2,740,000	83,044
ASSA ABLOY AB, Class B	4,720,000	81,871
ELLINIKI TECHNODOMIKI TEB SA	4,795,000	60,423
Metso Oyj	1,035,000	51,799
SembCorp Industries Ltd	14,355,000	50,442
Singapore Post Private Ltd.	43,500,000	34,856
Koninklijke BAM Groep NV	1,238,985	28,893
Vallourec SA	74,000	22,925
Tyco International Ltd.	468,750	21,183
Leighton Holdings Ltd.	296,770	15,112
China International Marine Containers (Group) Co. Ltd., Class B	4,099,877	5,805
Contax Participações SA, ordinary nominative	38,106	1,395
		7,387,694

CONSUMER STAPLES — 5.61%
Diageo PLC	46,984,500	916,801
Nestlé SA	1,774,500	872,607
Tesco PLC	71,505,563	586,583
Philip Morris International Inc.[1]	10,894,000	573,678
PepsiCo, Inc.	6,310,000	430,973
Coca-Cola Co.	6,115,000	350,145
Koninklijke Ahold NV	21,404,800	320,174
Wal-Mart Stores, Inc.	5,123,000	295,802
Groupe Danone SA	2,846,000	249,137
SABMiller PLC	8,872,216	228,486
General Mills, Inc.	2,600,000	164,320
Foster’s Group Ltd.	28,750,000	151,073
ConAgra Foods, Inc.	5,910,000	139,358
Reynolds American Inc.	2,470,282	135,668
Kellogg Co.	2,468,400	127,888
Kimberly-Clark Corp.	2,000,000	127,600
Archer Daniels Midland Co.	3,000,000	119,100
L’Oréal SA	882,100	107,340
Altria Group, Inc.	4,494,000	100,036
Shoppers Drug Mart Corp.	1,565,000	87,820
Imperial Tobacco Group PLC	2,000,000	80,230
Procter & Gamble Co.	1,156,057	76,358
UST Inc.	1,355,900	74,886
InBev	843,500	65,087
Tingyi (Cayman Islands) Holding Corp.	54,070,000	64,782
Woolworths Ltd.	1,504,849	39,854
Kraft Foods Inc., Class A	972,294	31,580
		6,517,366

HEALTH CARE — 5.25%
Roche Holding AG	9,184,016	1,583,542
Novo Nordisk A/S, Class B	17,593,000	1,145,167
Merck & Co., Inc.	13,579,400	529,053
Pfizer Inc	25,111,700	486,163
Takeda Pharmaceutical Co. Ltd.	4,616,000	267,613
Daiichi Sankyo Co., Ltd.	8,238,300	232,555
Merck KGaA	1,643,820	231,077
Schering-Plough Corp.	10,711,494	218,514
Lonza Group Ltd.	1,500,000	207,830
Abbott Laboratories	3,578,000	201,620
Medtronic, Inc.	3,500,000	177,345
UCB SA	3,510,000	141,509
Bristol-Myers Squibb Co.	5,320,000	121,243
Fresenius Medical Care AG & Co. KGaA	2,105,071	117,305
AstraZeneca PLC (Sweden)	2,500,000	109,869
Nobel Biocare Holding AG	1,863,821	73,501
Chugai Pharmaceutical Co., Ltd.	3,156,800	49,393
Richter Gedeon NYRT	219,500	48,403
Cochlear Ltd.	812,000	42,040
Johnson & Johnson	600,000	40,044
Orion Oyj, Class B	1,610,301	34,546
Wyeth	577,000	25,659
Smith & Nephew PLC	2,083,600	22,351
		6,106,342

MISCELLANEOUS — 4.22%
Other common stocks in initial period of acquisition		4,906,422

Total common stocks (cost: $86,552,136,000)		105,075,510

Preferred stocks — 0.10%

FINANCIALS — 0.01%
Bank of America Corp., Series K, 8.00% noncumulative[5]	11,000,000	10,918

MISCELLANEOUS — 0.09%
Other preferred stocks in initial period of acquisition		99,800

Total preferred stocks (cost: $111,000,000)		110,718

Rights — 0.03%

CONSUMER STAPLES — 0.01%
Imperial Tobacco Group PLC, rights, expire 2008[1]	1,000,000	9,905

MISCELLANEOUS — 0.02%
Other rights in initial period of acquisition		20,368

Total rights (cost: $5,293,000)		30,273

	Shares or	Market
Convertible securities — 0.56%	principal amount	Value (000)

FINANCIALS — 0.33%
American International Group, Inc. 8.50% convertible preferred 2011, units[1]	2,820,696	$208,703
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,4]	1,275,000	61,901
Bank of America Corp., Series L 7.25%, convertible preferred	50,000	50,850
SLM Corp., Series C, 7.25% convertible preferred 2010	44,100	49,542
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	13,525	10,374
		381,370

CONSUMER DISCRETIONARY — 0.20%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	6,499,555	218,645
Ford Motor Co. 4.25% convertible notes 2036	$20,389,000	19,497
		238,142

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		33,167

Total convertible securities (cost: $694,323,000)		652,679

	Principal amount
Bonds & notes — 0.24%	(000)

CONSUMER DISCRETIONARY — 0.08%
Ford Motor Co. 7.45% 2031	$77,200	53,847
Ford Motor Co. 8.875% 2032	38,700	29,218
General Motors Corp. 7.20% 2011	10,800	9,099
Delphi Automotive Systems Corp. 6.55% 2006[6]	14,955	6,132
		98,296

TELECOMMUNICATION SERVICES — 0.08%
Sprint Nextel Corp. 6.00% 2016	14,590	12,056
Sprint Capital Corp. 6.90% 2019	41,298	35,167
Sprint Capital Corp. 8.75% 2032	48,645	44,004
		91,227

UTILITIES — 0.04%
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[7]	23,600	24,220
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[7]	16,400	16,831
		41,051

FINANCIALS — 0.02%
HBOS PLC 6.657% (undated)[5,7]	22,300	17,560
Ford Motor Credit Co. 9.75% 2010[5]	11,800	11,486
		29,046

MORTGAGE-BACKED OBLIGATIONS[8] — 0.02%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.918% 2036[5]	24,607	22,002

Total bonds & notes (cost: $279,335,000)		281,622

	Principal amount	Market value
Short-term securities — 8.09%	(000)	(000)

Federal Home Loan Bank 1.71%–2.52% due 6/4/2008–2/23/2009	1,700,572	1,688,105
Freddie Mac 1.72%–2.50% due 6/16/2008–1/6/2009	1,085,603	1,080,233
Fannie Mae 1.70%–3.05% due 6/11–10/22/2008	651,432	647,471
U.S. Treasury Bills 1.48%–1.895% due 9/4–10/2/2008	514,400	511,509
Nestlé Finance International Ltd 2.115%–2.83% due 6/4–6/12/2008	210,700	210,605
Nestlé Capital Corp. 2.74%–2.745% due 6/3–6/5/2008[7]	191,300	191,241
AstraZeneca PLC 2.25%–3.05% due 7/31–9/29/2008[7]	337,450	335,528
BASF AG 2.07%–2.30% due 6/30–9/16/2008[7]	336,275	334,894
General Electric Capital Corp. 2.05%–2.38% due 11/21–12/12/2008	250,000	246,677
Edison Asset Securitization LLC 2.93% due 6/20/2008[7]	75,000	74,870
UBS Finance (Delaware) LLC 3.205%–3.90% due 6/11–6/24/2008	300,000	299,535
Total Capital SA 2.17% due 6/30/2008[7]	238,000	237,432
Eksportfinans ASA 2.25%–2.50% due 7/15–8/14/2008[7]	218,950	218,019
American Honda Finance Corp. 2.07%–2.18% due 6/9–8/7/2008	215,265	214,715
Toronto-Dominion Holdings USA Inc. 2.49%–2.685% due 7/17–8/8/2008[7]	200,000	199,174
ING (U.S.) Funding LLC 2.66%–2.89% due 6/6–6/30/2008	180,375	180,164
Danske Corp. 2.60%–2.73% due 7/14–8/4/2008[7]	174,600	173,908
Westpac Banking Corp. 2.57%–2.62% due 8/6–8/15/2008[7]	161,200	160,382
Swedish Export Credit Corp. 2.11%–2.24% due 6/2–8/21/2008	155,000	154,600
Bank of America Corp. 2.58%–2.66% due 7/30–8/12/2008	100,000	99,518
Ranger Funding Co. LLC 2.45% due 7/10/2008[7]	50,000	49,864
Novartis Finance Corp. 2.06%–2.15% due 7/29–9/23/2008[7]	150,000	149,155
Calyon North America Inc. 2.52%–2.64% due 7/9–9/8/2008	147,100	146,302
JPMorgan Chase & Co. 2.25%–2.48% due 6/30–8/6/2008	141,800	141,213
Toyota Motor Credit Corp. 2.25%–2.45% due 8/26–9/4/2008	84,500	84,008
Toyota Credit de Puerto Rico Corp. 2.33% due 8/11/2008	50,000	49,770
Siemens Capital Co. LLC 2.10%–2.23% due 8/27–9/9/2008[7]	125,000	124,136
Liberty Street Funding Corp. 2.94% due 6/3/2008[7]	50,000	49,988
Bank of Nova Scotia 2.69% due 6/2/2008	41,800	41,794
Scotiabank Inc. 2.70% due 6/2/2008[7]	30,500	30,495
Coca-Cola Co. 2.10%–2.30% due 6/5–6/13/2008[7]	99,800	99,732
BNP Paribas Finance Inc. 2.61%–2.642% due 7/8–8/12/2008	100,000	99,597
KfW 2.07% due 8/13/2008[7]	100,000	99,465
Electricité de France 2.18%–2.27% due 6/18–8/11/2008[7]	99,400	99,086
Procter & Gamble International Funding S.C.A. 2.20%–2.22% due 7/22–8/19/2008[7]	92,700	92,325
GlaxoSmithKline Finance PLC 2.25%–2.30% due 7/14/2008[7]	87,500	87,218
Ciesco LLC 2.52%–2.63% due 7/16–8/5/2008[7]	80,000	79,639
Rabobank USA Financial Corp. 2.30%–2.45% due 7/16–7/22/2008	74,050	73,784
Barclays U.S. Funding Corp. 3.935% due 6/12/2008	61,200	61,144
Stadshypotek Delaware Inc. 2.60% due 8/12/2008[7]	55,100	54,809
Private Export Funding Corp. 2.12%–2.20% due 8/4–10/30/2008[7]	55,000	54,602
CBA (Delaware) Finance Inc. 2.60% due 8/6/2008	50,300	50,058
ANZ National (International) Ltd. 2.61% due 6/12/2008[7]	50,000	49,954
Pfizer Inc 2.55% due 9/5/2008[7]	48,700	48,348
Barton Capital LLC 2.40% due 6/4/2008[7]	45,000	44,988
Shell International Finance BV 2.06% due 6/27/2008[7]	42,600	42,507
Federal Farm Credit Banks 3.75% due 7/11/2008	41,500	41,406
AT&T Inc. 2.08%–2.10% due 6/2–7/21/2008[7]	38,700	38,608
Lloyds Bank PLC 2.70% due 6/5/2008	20,400	20,392
Unilever Capital Corp. 2.13% due 6/27/2008[7]	20,000	19,956
National Australia Funding (Delaware) Inc. 2.65% due 7/15/2008[7]	20,000	19,935

Total short-term securities (cost: $9,405,815,000)		9,402,858

Total investment securities (cost: $97,047,902,000)		115,553,660
Other assets less liabilities		628,364

Net assets		$116,182,024

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $594,720,000, which represented .51% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$63,750	$61,901	.05%
Canadian Oil Sands Trust	2/28/2003	5,113	55,404	.05

Total restricted securities		$68,863	$117,305	.10%

[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,318,869,000, which represented 2.86% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-0708O-S15794

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 7, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 7, 2008